Debt issued designated at fair value (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Issued debt instruments
Equity-linked	[1]	SFr 39,355	SFr 36,107	SFr 34,162
Rates-linked		7,505	5,972	5,811
Credit-linked		3,034	2,933	2,937
Fixed-rate		4,293	4,187	3,921
Other		2,661	2,860	2,671
Total issued debt designated at fair value		56,849	52,059	49,502
of which: issued by UBS AG with original maturity greater than one year	[2]	41,624	38,255	37,266
of which: life-to-date own credit (gain) / loss		SFr (188)	SFr 14	SFr 159
Unsecured portion of issued debt instruments with original maturity greater than one year		99.00%	99.00%	99.00%

[1]	Includes investment fund unit-linked instruments issued.
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 30 June 2018 was unsecured (31 March 2018: more than 99% of the balance was unsecured; 31 December 2017: more than 99% of the balance was unsecured).